UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter End: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		650 Fifth Avenue
			New York, NY 10019
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Paulson
Title:  President
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
John Paulson		New York, NY		February 12, 2003

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		44
Form 13F Information Table Value Total:		$329,368

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
AT&T Corp                     COMMON     001957505       575   22028 SH        SOLE           22028
Amgen Inc                     COMMON     031162100      2526   52258 SH        SOLE           52258
American Wtr Wks Inc          COMMON     030411102     10551  232000 SH      DEFINED   01    232000
AmeriPath Inc                 COMMON     03071D109     20103  935000 SH      DEFINED   01    935000
Anthem Inc                    COMMON     03674B104      2928   46547 SH        SOLE           46547
Becton Dickinson & Co         COMMON     075887109      1228   40000 SH        SOLE           40000
Canadian Nat Res Ltd          COMMON     136385101       278    9376 SH        SOLE            9376
Cardinal Health Inc           COMMON     14149Y108     24851  419855 SH      DEFINED   01    419855
Ciena Corp                    COMMON     171779101        63   12245 SH        SOLE           12245
ConocoPhillips                COMMON     20825C104      6634  137100 SH        SOLE          137100
Devon Energy Corp             COMMON     25179M103      3649   79503 SH        SOLE           79503
Dianon Sys Inc                COMMON     252826102      7853  164600 SH      DEFINED   01    164600
Digene Corp                   COMMON     253752109      2329  203240 SH      DEFINED   01    203240
Elan PLC                      RIGHTS     G29539148         0  137999 SH        SOLE          137999
Encana Corp                   COMMON     292505104      9106  294399 SH        SOLE          294399
Energy East Corp              COMMON     29266M109       654   29609 SH        SOLE           29609
Fording Inc                   COMMON     345426100     38871 1857000 SH      DEFINED   01   1857000
General Mtrs Corp              CL H      370442832      4280  400000 SH      DEFINED   01    400000
Hewlett Packard Co            COMMON     428236103      7965  458800 SH        SOLE          458800
Hispanic Broadcasting          CL A      43357B104      6266  304900 SH      DEFINED   01    304900
Household Intl Inc            COMMON     441815107     11819  425000 SH      DEFINED   01    425000
InterTrust Technologies       COMMON     46113Q109       967  228650 SH      DEFINED   01    228650
Johnson & Johnson             COMMON     478160104      1074   20000 SH        SOLE           20000
Magna Intl Inc                 CL A      559222401       223    3991 SH        SOLE            3991
Meridian Med Technologies     COMMON     589658103     17920  403600 SH      DEFINED   01    403600
Mohawk Inds Inc               COMMON     608190104      1792   31464 SH        SOLE           31464
Monsanto Co                   COMMON     61166W101       580   30122 SH        SOLE           30122
Nabors Industries Ltd          SHS       G6359F103      1679   47614 SH        SOLE           47614
Networks Assocs Inc           COMMON     640938106      1597   99262 SH        SOLE           99262
Northrop Grumman Corp         COMMON     666807102     15669  161541 SH      DEFINED   01    161541
Osmonics Inc                  COMMON     688350107     16940 1000000 SH      DEFINED   01   1000000
Pharmacia Corp                COMMON     71713U102     27170  650000 SH      DEFINED   01    650000
Pixelworks Inc                COMMON     72581M107       210   36250 SH        SOLE           36250
Precise Software Solution      ORD       M41450103      5036  305000 SH      DEFINED   01    305000
Price Communications Corp     COMMON     741437305     15459 1117820 SH      DEFINED   01   1117820
Prologis                    SH BEN INT   743410102       501   19939 SH        SOLE           19939
Quintiles Transnational       COMMON     748767100     27830 2300000 SH      DEFINED   01   2300000
Rational Software Corp        COMMON     75409P202      8000  770000 SH      DEFINED   01    770000
Silicon Image Inc             COMMON     82705T102       547   91200 SH        SOLE           91200
Sun Life Finl Svcs Cda        COMMON     866796105       240   14142 SH        SOLE           14142
Ticketmaster                   CL B      88633P203     18568  875000 SH      DEFINED   01    875000
Valero Energy Corp            COMMON     91913Y100      1488   40278 SH        SOLE           40278
Wellpoint Health Network      COMMON     94973H108      1818   25542 SH        SOLE           25542
Yahoo Inc                     COMMON     984332106      1529   93546 SH        SOLE           93546

                                                      329368